Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 246,394	$ 37,762	¥ 298,728
Non- current operating lease liabilities	502,481	$ 77,008	504,442
Total operating lease liabilities	¥ 748,875		¥ 803,170